CONSOLIDATED STATEMENT OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) ¥ / $	USD ($) ¥ / $		Share capital [member] CNY (¥)	Share capital [member] USD ($)	[1]	Share premium [member] CNY (¥)	Share premium [member] USD ($)	[1]	Statutory surplus reserve [member] CNY (¥)	Statutory surplus reserve [member] USD ($)	[1]	Discretionary surplus reserve [member] CNY (¥)	Discretionary surplus reserve [member] USD ($)	[1]	Other reserves [member] CNY (¥)	Other reserves [member] USD ($)	[1]	Retained earnings [member] CNY (¥)	Retained earnings [member] USD ($)	[1]	Total [member] CNY (¥)	Total [member] USD ($)	[1]	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] USD ($)	[1]
Balance at beginning of year at Dec. 31, 2016	¥ 28,030,055			¥ 7,083,537			¥ 11,562,738			¥ 2,521,534			¥ 304,059						¥ 6,582,190			¥ 28,054,058			¥ (24,003)
Total comprehensive income for the year, net of tax	1,193,709			0			0			0			0			¥ 181,941			1,015,361			1,197,302			(3,593)
Profit for the year	1,011,768			0			0			0			0			0			1,015,361			1,015,361			(3,593)
Other comprehensive income (Note 23)	181,941			0			0			0			0			181,941			0			181,941			0
Special reserve - Safety Production Fund (Note 23)	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			0			227,250			(227,250)			0			0
Utilization	0			0			0			0			0			(227,250)			227,250			0			0
Appropriations from retained earnings (Note 23)	0			0			0			101,982			0			0			(101,982)			0			0
Disposal of subsidiaries	0			0			0			0			0			0			0			0			0
Transaction with owners:	(566,683)			0			0			0			0			0			(566,683)			(566,683)			0
Dividends relating to the year (Note 35)	(566,683)			0			0			0			0			0			(566,683)			(566,683)			0
Balance at end of year (Previously stated [member]) at Dec. 31, 2017	28,657,081			7,083,537			11,562,738			2,623,516			304,059			181,941			6,928,886			28,684,677			(27,596)
Balance at end of year at Dec. 31, 2017	28,607,408			7,083,537			11,562,738			2,618,549			304,059			181,941			6,884,180			28,635,004			(27,596)
Total comprehensive income for the year, net of tax	779,034			0			0			0			0			0			784,059			784,059			(5,025)
Profit for the year	779,034			0			0			0			0			0			784,059			784,059			(5,025)
Other comprehensive income (Note 23)	0			0			0			0			0			0			0			0			0
Special reserve - Safety Production Fund (Note 23)	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			0			242,456			(242,456)			0			0
Utilization	0			0			0			0			0			(242,456)			242,456			0			0
Appropriations from retained earnings (Note 23)	0			0			0			83,612			0			0			(83,612)			0			0
Disposal of subsidiaries	(3,430)			0			(81)			0			0			0						(81)			(3,349)
Transaction with owners:	(566,683)			0			0			0			0			0			(566,683)			(566,683)			0
Dividends relating to the year (Note 35)	(566,683)			0			0			0			0			0			(566,683)			(566,683)			0
Balance at end of year at Dec. 31, 2018	28,816,329			7,083,537			11,562,657			2,702,161			304,059			181,941			7,017,944			28,852,299			(35,970)
Total comprehensive income for the year, net of tax	747,964	$ 107,439	[1]	0			0			0			0			0			748,439			748,439			(475)
Profit for the year	747,964	107,439	[1]	0			0			0			0			0			748,439			748,439			(475)
Other comprehensive income (Note 23)	0			0			0			0			0			0			0			0			0
Special reserve - Safety Production Fund (Note 23)	0			0			0			0			0			0			0			0			0
Appropriation	0			0			0			0			0			264,871			(264,871)			0			0
Utilization	0			0			0			0			0			(264,871)			264,871			0			0
Appropriations from retained earnings (Note 23)	0			0			0			78,264			0			0			(78,264)			0			0
Disposal of subsidiaries	0			0			0			0			0			0			0			0			0
Transaction with owners:	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Dividends relating to the year (Note 35)	(425,012)			0			0			0			0			0			(425,012)			(425,012)			0
Balance at end of year at Dec. 31, 2019	¥ 29,139,281	$ 4,185,596	[1]	¥ 7,083,537	$ 1,017,486		¥ 11,562,657	$ 1,660,872		¥ 2,780,425	$ 399,383		¥ 304,059	$ 43,675		¥ 181,941	$ 26,135		¥ 7,263,107	$ 1,043,280		¥ 29,175,726	$ 4,190,831		¥ (36,445)	$ (5,235)
Closing foreign exchange rate | ¥ / $	6.9618	6.9618

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.